Exceptional items and remeasurements - Schedule of exceptional items and remeasurements from continuing operations (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Included within operating profit from continuing operations
Operating profit	£ 1,985	£ 2,239	[1]
Included within net finance costs
Net gains on derivative financial instruments	34	140
Net losses on financial assets at fair value through profit and loss	(8)	(32)
Net finance costs	(685)	(624)
Included within share of post-tax results of joint ventures and associates
Share of post-tax results of joint ventures and associates	71	51	[1]
Profit before tax	1,371	1,666	[1]
Profit after tax from continuing operations	1,064	1,219	[1],[2]
Total
Included within operating profit from continuing operations
Net gain on disposal of NECO		511
Cost efficiency programme	(39)	(61)
Transaction, separation and integration costs	(11)	(65)
IFA1 fire insurance proceeds	92	33
Net gains on commodity contract derivatives	41	65
Operating profit	83	483
Included within net finance costs
Net gains on derivative financial instruments	34	140
Net losses on financial assets at fair value through profit and loss	(8)	(32)
Net finance costs	26	108
Included within share of post-tax results of joint ventures and associates
Net gains on financial instruments	12	(19)
Share of post-tax results of joint ventures and associates	12	(19)
Profit before tax	121	572
Tax on exceptional items and remeasurements	(20)	(270)
Profit after tax from continuing operations	101	302
Exceptional items
Included within operating profit from continuing operations
Net gain on disposal of NECO		511
Cost efficiency programme	(39)	(61)
Transaction, separation and integration costs	(11)	(65)
IFA1 fire insurance proceeds	92	33
Net gains on commodity contract derivatives	0	0
Operating profit	42	418
Included within net finance costs
Net gains on derivative financial instruments	0	0
Net losses on financial assets at fair value through profit and loss	0	0
Net finance costs	0	0
Included within share of post-tax results of joint ventures and associates
Net gains on financial instruments	0	0
Share of post-tax results of joint ventures and associates	0	0
Profit before tax	42	418
Tax on exceptional items and remeasurements	1	(221)
Profit after tax from continuing operations	43	197
Remeasurements
Included within operating profit from continuing operations
Net gain on disposal of NECO		0
Cost efficiency programme	0	0
Transaction, separation and integration costs	0	0
IFA1 fire insurance proceeds	0	0
Net gains on commodity contract derivatives	41	65
Operating profit	41	65
Included within net finance costs
Net gains on derivative financial instruments	34	140
Net losses on financial assets at fair value through profit and loss	(8)	(32)
Net finance costs	26	108
Included within share of post-tax results of joint ventures and associates
Net gains on financial instruments	12	(19)
Share of post-tax results of joint ventures and associates	12	(19)
Profit before tax	79	154
Tax on exceptional items and remeasurements	(21)	(49)
Profit after tax from continuing operations	£ 58	£ 105

[1]	Comparative amounts have been re-presented to reflect the classification of the Further Acquisition Agreement (the FAA option) as held for sale and within discontinued operations.
[2]	Comparative amounts have been re-presented to reflect the classification of the FAA option within the UK Gas Transmission business disposal group.